Borrowings and Bank Deposits (Parenthetical) (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended
	Aug. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2014	Feb. 13, 2015	Oct. 31, 2014	Aug. 05, 2014
Borrowings And Bank Deposits [Line Items]
Long-term borrowings (Note 10)		$ 200,172	$ 221,141
Bank deposits (Note 10)		62,839	53,361
Short-term borrowings (Note 10)		71,525	77,678
Non Recourse Borrowings Of Consolidated Securitization Entities		29,938	30,124
Subordinated Notes Guaranteed By GE
Borrowings And Bank Deposits [Line Items]
Long-term debt, current maturities		300	300
Non US Banks
Borrowings And Bank Deposits [Line Items]
Bank deposits (Note 10)		10,258	13,614
Unsecured Debt
Borrowings And Bank Deposits [Line Items]
Senior Notes				3,000
Notes Reclassified To Current Portion Of Long Term Borrowing [Member]
Borrowings And Bank Deposits [Line Items]
Non Recourse Borrowings Of Consolidated Securitization Entities		7,442	9,047
Notes Due In 2024 | Unsecured Debt
Borrowings And Bank Deposits [Line Items]
Senior Notes				750
Senior Unsecured Note Interest Rate				3.375%
Notes Due In 2044 | Unsecured Debt
Borrowings And Bank Deposits [Line Items]
Senior Notes				2,250
Senior Unsecured Note Interest Rate				4.50%
GECC
Borrowings And Bank Deposits [Line Items]
Long-term borrowings (Note 10)		187,749	209,754
Secured Debt		5,552	9,078
Bank deposits (Note 10)		62,839	53,361
Short-term borrowings (Note 10)		68,515	77,087
Non Recourse Borrowings Of Consolidated Securitization Entities		29,938	30,124
GECC | Guaranteed investment contracts
Borrowings And Bank Deposits [Line Items]
Long-term debt, current maturities		439	481
GECC | PTL
Borrowings And Bank Deposits [Line Items]
Long-term debt, current maturities		700	700
GECC | Non Recourse
Borrowings And Bank Deposits [Line Items]
Secured Debt		1,847	2,478
GECC | Certificates of Deposit
Borrowings And Bank Deposits [Line Items]
Bank deposits (Note 10)		22,848	18,275
Synchrony Financial
Borrowings And Bank Deposits [Line Items]
Long-term debt, current maturities							3,593
Proceeds From Issuance Of Unsecured Debt	8,000
Unsecured Long-Term Debt, Noncurrent	3,593				1,000	750
Synchrony Financial | Long-term Debt
Borrowings And Bank Deposits [Line Items]
Unsecured Long-Term Debt, Noncurrent							$ 8,245